Note 15 - Investment in Subsidiaries - Subsidiaries (Details)	12 Months Ended
Jun. 30, 2023
VivoPower International Services Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower USA LLC [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower US-NC-31, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower US-NC-47, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower (USA) Development, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
Caret, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
Caret Decimal, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower Pty Ltd [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Aevitas O Holdings Pty Ltd [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Aevitas Group Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Electrical Engineering Group Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Kenshaw Electrical Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Tembo EV Australia Pty Ltd [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
VivoPower Philippines Inc. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	64.00%
Registered address	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street,
VivoPower RE Solutions Inc. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	64.00%
Registered address	E-Square Zone, Crescent Park West, Bonifacio Global City, Taguig, Metro Manila
V.V.P. Holdings Inc. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	40.00% [1]
Registered address	E-Square Zone, Crescent Park West, Bonifacio Global City, Taguig, Metro Manila
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	Marinus van Meelweg 20, 5657 EN, Eindhoven, NL
Tembo 4x4 eLV BV [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	Marinus van Meelweg 20, 5657 EN, Eindhoven, NL
FD 4x4 Centre B.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	Marinus van Meelweg 20, 5657 EN, Eindhoven, NL
VivoPower International IMEA DMCC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%

[1]	V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning 40% of the ordinary share capital.